INTANGIBLE ASSETS, NET (Details)	Mar. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (3,443)
Intangible assets, net	327,071
Customer Lists
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 330,514